Shareholder Report, Holdings (Details)	Apr. 30, 2025
Genter Capital Dividend Income ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital Dividend Income ETF | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Genter Capital Dividend Income ETF | AT&T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Dividend Income ETF | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Dividend Income ETF | M&T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Genter Capital Dividend Income ETF | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Dividend Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Genter Capital Dividend Income ETF | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital Dividend Income ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Dividend Income ETF | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital Dividend Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Genter Capital Dividend Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Genter Capital Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Genter Capital Dividend Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Genter Capital Dividend Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Genter Capital Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Genter Capital Dividend Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Genter Capital Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Genter Capital Dividend Income ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Genter Capital Dividend Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Dividend Income ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Genter Capital International Dividend ETF | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital International Dividend ETF | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Genter Capital International Dividend ETF | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital International Dividend ETF | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital International Dividend ETF | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital International Dividend ETF | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital International Dividend ETF | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Genter Capital International Dividend ETF | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital International Dividend ETF | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Genter Capital International Dividend ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Genter Capital International Dividend ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Genter Capital International Dividend ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Genter Capital International Dividend ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Genter Capital International Dividend ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital International Dividend ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital International Dividend ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital International Dividend ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Genter Capital International Dividend ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.875% 9/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 2.875% 5/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4% 1/31/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.625% 2/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 3.5% 2/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 1.25% 3/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Note, 4.625% 11/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Genter Capital Taxable Quality Intermediate ETF | Goldman Sachs Group Inc/The, 5.727% 4/25/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Genter Capital Taxable Quality Intermediate ETF | Utah Acquisition Sub Inc, 3.95% 6/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Genter Capital Taxable Quality Intermediate ETF | Transcanada Trust, 5.875% 8/15/76 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Genter Capital Taxable Quality Intermediate ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Genter Capital Taxable Quality Intermediate ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Genter Capital Taxable Quality Intermediate ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Genter Capital Taxable Quality Intermediate ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Genter Capital Taxable Quality Intermediate ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Genter Capital Taxable Quality Intermediate ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Genter Capital Taxable Quality Intermediate ETF | Utilities [Members]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Genter Capital Taxable Quality Intermediate ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Genter Capital Taxable Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Genter Capital Taxable Quality Intermediate ETF | United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Genter Capital Municipal Quality Intermediate ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Genter Capital Municipal Quality Intermediate ETF | PEFA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Municipal Quality Intermediate ETF | City of Hope AR Sales & Use Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Municipal Quality Intermediate ETF | Missouri Development Finance Board [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Genter Capital Municipal Quality Intermediate ETF | Alaska Municipal Bond Bank Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital Municipal Quality Intermediate ETF | Arlington Higher Education Finance Corp [Membr]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Genter Capital Municipal Quality Intermediate ETF | City of Chicago IL [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Genter Capital Municipal Quality Intermediate ETF | Pennsylvania Economic Development Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Genter Capital Municipal Quality Intermediate ETF | Central Plains Energy Project
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital Municipal Quality Intermediate ETF | Columbus County Housing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Genter Capital Municipal Quality Intermediate ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Genter Capital Municipal Quality Intermediate ETF | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Genter Capital Municipal Quality Intermediate ETF | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Genter Capital Municipal Quality Intermediate ETF | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Genter Capital Municipal Quality Intermediate ETF | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Genter Capital Municipal Quality Intermediate ETF | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Genter Capital Municipal Quality Intermediate ETF | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Genter Capital Municipal Quality Intermediate ETF | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Genter Capital Municipal Quality Intermediate ETF | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Genter Capital Municipal Quality Intermediate ETF | IOWA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Genter Capital Municipal Quality Intermediate ETF | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	4.00%